Warrant Derivative Liabilities (Details Textual) - USD ($) shares in Thousands, $ in Thousands		1 Months Ended		3 Months Ended		12 Months Ended
	Nov. 11, 2019	Oct. 28, 2019	Aug. 22, 2019	Mar. 31, 2018	Dec. 31, 2017	Mar. 31, 2020	Mar. 31, 2019
Warrant Derivative Liabilities (Textual)
Change in fair value of derivative liabilities						$ (369)	$ 3,160
Conversion of stock, description		The Company issued 2,243 shares of the Company’s common stock to investors in exchange for the March and May 2017 warrants. Upon the issuance of the 2,243 shares, the March and May 2017 warrants were extinguished. The fair value of the shares issued was $2,186, and the fair value of the warrants was $1,966 resulting in a loss of $220 that was recognized on the exchange.
Number of shares issued				300	2,926
Number of warrants issued			3,922
Fair value of warrants estimated			$ 1,576
Interest expense on warrant derivative liabilities						(541)
Loss on extinguishment						$ 1,038
Fair value warrants [Member]
Warrant Derivative Liabilities (Textual)
Shares issued in exchange for warrants, description						On July 12, 2019, the March and August 2018 warrants were exchanged for 4,277 shares of Company common stock, and all of those warrants were extinguished. The fair value of the shares issued was $3,293, and the fair value of the warrants was $2,455 resulting in a loss of $840 that was recognized on the exchange.
Series C Preferred Stock [Member]
Warrant Derivative Liabilities (Textual)
Fair value of warrants estimated	$ 1,107					$ 543
Interest expense on warrant derivative liabilities	$ 107